Supplementary Information to the Statements of Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplementary Information To Statements Of Comprehensive Loss Explanatory [Abstract]
Schedule of additional information about revenues
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)(2)	$31,936	$65,081	$68,138
Customer B(3)	12,357	13,793	14,454
Customer C(2)	11,947	18,290	16,369

	$56,240	$97,163	$98,961

Schedule of revenues based on location of customers
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

U.S.A and North America	$49,763	$84,949	$84,572
Israel	35,774	36,144	31,959
Europe	5,677	4,461	4,701
Latin America	9,127	6,867	3,792
Asia	3,167	766	2,067
Others	134	59	96
Total Revenue	$103,642	$133,246	$127,187

Schedule of income and expenses
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Cost of materials (1)	$63,945	$54,745	$69,766
Salary and related expenses	17,486	17,957	16,941
Subcontractors	4,892	4,876	4,451
Depreciation and amortization	3,627	3,248	2,991
Energy	1,464	1,626	1,551
Other manufacturing expenses	1,298	575	712

	92,712	83,027	96,412
Decrease (increase) in inventories	(19,398)	2,667	(18,962)
Total Cost of goods sold	$73,314	$85,694	$77,450

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Salary and related expenses	$5,076	$6,045	$5,897
Subcontractors	3,656	4,794	5,196
Materials and allocation of facility costs	1,896	1,682	966
Depreciation and amortization	616	725	663
Others	113	363	337

Total Research and development	$11,357	$13,609	$13,059

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands
Salary and related expenses	$1,930	1,639	1,467
Marketing support	136	144	103
Packing, shipping and delivery	912	750	504
Marketing and advertising	1,193	586	788
Registration and marketing fees	1,262	934	917
Others	845	465	591

Total Selling and marketing	$6,278	$4,518	$4,370

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Salary and related expenses	$3,853	$3,870	3,475
Employees welfare	1,259	978	1,296
Professional fees and public company expense	4,982	3,055	2,162
Depreciation, amortization and impairment	875	779	717
Communication and software services	977	924	799
Others	690	533	745

Total General and administrative	$12,636	$10,139	$9,194

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Financial income
Interest income and gains from marketable securities	$295	$1,027	$1,146

Financial expense
Fees and interest paid to financial institutions	1,277	266	293

Financial income and (expense)
Derivatives instruments measured at fair value	(565)	(1,097)	(512)
Translation differences of financial assets and liabilities	358	(438)	(139)
Bond securities measured at fair value	-	102	(5)

Total Financial expense(income)	$(1,189)	$(672)	$197